Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	¥ 512,904,998	$ 78,606,130	¥ 511,521,805
Less: Accumulated amortization	(21,391,925)	(3,278,456)	(15,241,489)
Total.	491,513,073	75,327,674	496,280,316
Trademark
Intangible assets with indefinite life:
Indefinite lives Intangible Assets, Gross	443,300,000	67,938,697	443,300,000
Trademark
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	4,724,493	724,060	4,724,493
Network Rights
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	390,317	59,819	390,317
Purchased Software
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	15,227,737	2,333,753	14,339,844
Reacquired Rights
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	2,531,418	387,957	2,531,418
Favorable Leases
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	42,095,848	6,451,471	41,600,548
Technology
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	4,200,000	643,678	4,200,000
Others
Intangible assets with definite life:
Finite-Lived Intangible Assets, Gross	¥ 435,185	$ 66,695	¥ 435,185